Going Concern (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012	Feb. 28, 2013 Syndicated secured term loan facility	Oct. 04, 2013 At-the-market offering	Dec. 31, 2014 At-the-market offering	Oct. 04, 2013 Universal Self Registration Statement	Dec. 31, 2014 Financed $1,350,000 senior secured credit facility	Dec. 31, 2013 Excluding the balance classified as curent due to the breach in covenants
Loans with breached covenants	$ 450,299		$ 769,098
Reclassification Of Long Term Debt	942,799
Working capital deficit	987,515
Current portion of long-term debt, net of deferred finance costs (Note 11)	1,660,168		1,102,085						895,473
Purchase obligations funded by short term capital commitments		542,049						365,609
Term loan facility				1,350,000
Sale Of Subsidiarys Common Stock					6,892,233	20,837,582
Proceeds From Sale Of Subsidiarys Common Stock					23,655	84,547
Value of Common Share For Sale Under Universal Shelf Registration Payment							$ 200,000